Net income / (loss) per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator
Net income / (loss) attributable to the Company - basic		$ (1,430)	$ (1,765)	$ 1,626	$ (5,573)
Net income / (loss) attributable to the Company - diluted		$ (1,430)	$ (1,765)	$ 1,626	$ (5,573)
Denominator
Weighted average shares – basic		60,696,289	61,466,385	61,162,889	61,210,799
Weighted average shares – diluted	[1]	60,696,289	61,466,385	61,671,131	61,210,799
Net income / (loss) per share attributable to the Company
Basic		$ (0.02)	$ (0.03)	$ 0.03	$ (0.09)
Diluted		$ (0.02)	$ (0.03)	$ 0.03	$ (0.09)

[1]	The denominator used in the calculation of diluted net income per share for the six months ended June 30, 2024, includes an additional 508,242 shares representing the dilutive effect of restricted stock units.